Statutory Prospectus Supplement dated October 6, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Class A, A2, A5, B, B5, C, C5, P, R, R5, S, Y and Investor Class, as applicable, of each of the Funds listed below:
Invesco Alternative Opportunities Fund
Invesco Balanced Fund
Invesco California Tax-Free Income Fund
Invesco Commodities Strategy Fund
Invesco Convertible Securities Fund
Invesco Core Bond Fund
Invesco Dynamics Fund
Invesco Emerging Market Local Currency Debt Fund
Invesco Energy Fund
Invesco Equally-Weighted S&P 500 Fund
Invesco Financial Services Fund
Invesco Fundamental Value Fund
Invesco FX Alpha Plus Strategy Fund
Invesco FX Alpha Strategy Fund
Invesco Global Advantage Fund
Invesco Global Dividend Growth Securities Fund
Invesco Global Real Estate Fund
Invesco Gold & Precious Metals Fund
Invesco High Income Municipal Fund
Invesco High Yield Fund
Invesco Income Fund
Invesco International Growth Equity Fund
Invesco Large Cap Relative Value Fund
Invesco Leisure Fund
Invesco LIBOR Alpha Fund
Invesco Mid Cap Basic Value Fund
Invesco Municipal Bond Fund
Invesco Municipal Fund
Invesco New York Tax-Free Income Fund
Invesco Pacific Growth Fund
Invesco Real Estate Fund
Invesco S&P 500 Index Fund
Invesco Short Term Bond Fund
Invesco Tax-Exempt Securities Fund
Invesco Technology Fund
Invesco Technology Sector Fund
Invesco U.S. Government Fund
Invesco Utilities Fund
Invesco U.S. Mid Cap Value Fund
Invesco Van Kampen American Value Fund
Invesco Van Kampen California Insured Tax Free Fund
Invesco Van Kampen Comstock Fund
Invesco Van Kampen Core Equity Fund
Invesco Van Kampen Equity and Income Fund
Invesco Van Kampen Global Bond Fund
Invesco Van Kampen Global Franchise Fund
Invesco Van Kampen Global Tactical Asset Allocation Fund
Invesco Van Kampen Growth and Income Fund
Invesco Van Kampen Harbor Fund
Invesco Van Kampen High Yield Municipal Fund
Invesco Van Kampen Insured Tax Free Income Fund
Invesco Van Kampen Intermediate Term Municipal Income Fund
Invesco Van Kampen Leaders Fund
Invesco Van Kampen Mid Cap Growth Fund
Invesco Van Kampen Municipal Income Fund
Invesco Van Kampen New York Tax Free Income Fund
Invesco Van Kampen Pennsylvania Tax Free Income Fund
Invesco Van Kampen Small Cap Growth Fund
Invesco Van Kampen U.S. Mortgage Fund
Invesco Van Kampen Utility Fund
Invesco Van Kampen Value Opportunities Fund
The following information is added to the end of the first paragraph appearing under the heading “OTHER INFORMATION — Sales Charges”:
“Purchases of Class C shares are subject to a contingent deferred sales charge. For more information on contingent deferred sales charges, see “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of this prospectus.”
Invesco Retail-SUP-1A 100610

Prospectus Supplement dated October 6, 2010
The purpose of this mailing is to provide you with changes to the current Prospectus for Class A, B, C, and Y shares of the Fund listed below:
Invesco Dividend Growth Securities Fund
The following information replaces in its entirety the first paragraph appearing under the heading “FUND SUMMARY — Principal Investment Strategies of the Fund”:
     “The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies which pay dividends and have the potential for increasing dividends. The Fund may also use derivative instruments. These derivative instruments will be counted toward the 80% policy to the extent they have economic characteristics similar to the securities included within that policy. In selecting investments, the portfolio managers seek to identify dividend-paying companies with strong profitability, solid balance sheets and capital allocation policies that support sustained or increasing dividends and share repurchases. Portfolio managers emphasize companies that are trading at a discount relative to their normalized earnings power and have an achievable path to growth. Through fundamental research, financial statement analysis and the use of multiple valuation techniques, the portfolio managers estimate a target price for each stock over a 2-3 year investment horizon. This target price is also analyzed against the portfolio managers’ estimate of downside risk using sensitivity analysis. The portfolio managers then construct a portfolio they believe provides the best total return profile, which is created by seeking a combination of price appreciation potential, dividend income and capital preservation. The portfolio managers consider whether to sell a particular security when any of these factors materially change.”
The following information replaces in its entirety the first paragraph appearing under the heading “INVESTMENT OBJECTIVE, STRATEGIES, RISKS AND PORTFOLIO HOLDING — Principal Investment Strategies of the Fund”:
     “The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies which pay dividends and have the potential for increasing dividends. In selecting investments, the portfolio managers seek to identify dividend-paying companies with strong profitability, solid balance sheets and capital allocation policies that support sustained or increasing dividends and share repurchases. Portfolio managers emphasize companies that are trading at a discount relative to their normalized earnings power and have an achievable path to growth. Through fundamental research, financial statement analysis and the use of multiple valuation techniques, the portfolio managers estimate a target price for each stock over a 2-3 year investment horizon. This target price is also analyzed against the portfolio managers’ estimate of downside risk using sensitivity analysis. The portfolio managers then construct a portfolio they believe provides the best total return profile, which is created by seeking a combination of price appreciation potential, dividend income and capital preservation. The portfolio managers consider whether to sell a particular security when any of these factors materially change. The Fund may also use derivative instruments. These derivative instruments will be counted toward the 80% policy to the extent they have economic characteristics similar to the securities included within that policy. ”
The following information replaces in its entirety the sixth paragraph appearing under the heading “INVESTMENT OBJECTIVE, STRATEGIES, RISKS AND PORTFOLIO HOLDING — Principal Investment Strategies of the Fund”:
     “In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis and which investment strategies it uses. For example, the Adviser in its discretion may determine to use some permitted investment strategies while not using others.”
The following information is added to the end of the first paragraph appearing under the heading “OTHER INFORMATION — Sales Charges”:
     “Purchases of Class C shares are subject to a contingent deferred sales charge. For more information on contingent deferred sales charges, see “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of this prospectus.”

Prospectus Supplement dated October 6, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Class A, B, C and Y Class shares of the Fund listed below:
Invesco Multi-Sector Fund
The following information replaces in its entirety the first and second paragraphs appearing under the heading “INVESTMENT OBJECTIVES, STRATEGIES AND RISKS — Objectives And Strategies — Financial Services Sector”:
“Companies doing business in the financial services sector include, but are not limited to, banks, insurance companies, investment banking and brokerage companies, credit finance companies, asset management companies and companies providing other finance-related services.
     In selecting investments, the portfolio manager seeks to identify those companies within the financial services sector with attractive total return potential. The portfolio manager emphasizes companies with solid balance sheets and operating cash flow that supports sustained or increasing dividends and/or share repurchases. Emphasis is placed on companies that the portfolio manager expects to profitably grow cash flows over time. Through fundamental research, financial statement analysis and the use of multiple valuation techniques, the portfolio manager estimates a target price for each stock over a 2-3 year investment horizon. Companies believed to provide the best combination of price appreciation potential, dividend income and risk profile are chosen for inclusion into the fund.”

Prospectus Supplement dated October 6, 2010
The purpose of this mailing is to provide you with changes to the current Prospectus for Class A, B, C and Y shares of the Fund listed below:
Invesco Van Kampen American Franchise Fund
The following information replaces in its entirety the second paragraph under the headings “FUND SUMMARY — Principal Investment Strategies of the Fund” and “INVESTMENT OBJECTIVE, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS — Principal Investment Strategies and Risks”:
     “The Adviser utilizes a bottom-up stock selection process designed to produce alpha, and a disciplined portfolio construction process designed to manage risk. To narrow the investment universe, the Adviser uses a holistic approach that emphasizes fundamental research and, to a lesser extent, includes quantitative analysis. The Adviser then closely examines company fundamentals including detailed modeling of all of a company’s financial statements, as well as discussions with company management teams, suppliers, distributors, competitors and customers. The Adviser utilizes a variety of valuation techniques based on the company in question, the industry in which the company operates, the stage of the business cycle, and other factors that best reflect a company’s value. The Adviser seeks to invest in companies with strong or improving fundamentals, attractive valuation relative to growth prospects and earning expectations that appear fair to conservative.
     The Adviser considers whether to sell a particular security when a company hits the price target, a company’s fundamentals deteriorate or the catalysts for growth are no longer present or reflected in the stock price.”
The following information is added to the end of the first paragraph appearing under the heading “OTHER INFORMATION — Sales Charges”:
     “Purchases of Class C shares are subject to a contingent deferred sales charge. For more information on contingent deferred sales charges, see “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of this prospectus.”

Prospectus Supplement dated October 6, 2010
The purpose of this mailing is to provide you with changes to the current Prospectus for Class A, B, C and Y shares of the Fund listed below:
Invesco Van Kampen Equity Premium Income Fund
The following information replaces in its entirety the second paragraph appearing under the heading “FUND SUMMARY — Principal Investment Strategies of the Fund”:
     “The portfolio managers use a quantitative, research based model to select potential investment securities. They then use proprietary and non-proprietary models to forecast risks and transaction costs. The information is used to structure the Fund’s portfolio.
     The Fund uses the S&P 500® Index as a guide in structuring and selecting its investments, but will also invest in non-benchmark securities.”
The following information replaces in its entirety the second paragraph appearing under the heading “INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS — Principal Investment Strategies and Risks”:
     “In selecting individual securities for the Fund’s portfolio, the Adviser seeks to construct an equity portfolio with risk, style, capitalization, sector and industry characteristics similar to the S&P 500® Index, although the Fund is not an S&P 500® Index fund. These equity securities primarily consist of common stocks. Other equity securities in which the Fund invests are preferred stocks, convertible securities, rights and warrants and ETFs.
     The Fund seeks to outperform the benchmark index by quantitatively evaluating fundamental and behavioral factors to forecast individual security returns and will apply proprietary and non-proprietary risk and transaction cost models to forecast individual security risk and transaction costs. The portfolio managers incorporate these individual security forecasts, using a proprietary program, to construct the optimal portfolio holdings and further manage risks.
     The portfolio managers focus on securities they believe have favorable prospects for above average growth while keeping a low deviation between the return of the S&P 500® Index and the return of the portfolio.
     The portfolio managers will attempt to overweight securities with positive characteristics identified in the evaluation process and underweight securities with negative characteristics. The security and portfolio evaluation process is repeated periodically.
     The portfolio managers will consider selling or reducing a security position (i) if the forecasted return of a security becomes less attractive relative to industry peers, or (ii) if a particular security’s risk profile changes.”

Prospectus Supplement dated October 6, 2010
The purpose of this mailing is to provide you with changes to the current Prospectus for Institutional Class shares of the Funds listed below:
Invesco Core Plus Bond Fund
Invesco Floating Rate Fund
Invesco Multi-Sector Fund
Invesco Select Real Estate Income Fund
Invesco Structured Core Fund
Invesco Structured Growth Fund
Invesco Structured Value Fund
The following information replaces in its entirety the first and second paragraphs appearing under the heading “INVESTMENT OBJECTIVES, STRATEGIES AND RISKS — Objectives And Strategies — Multi-Sector — Financial Services Sector”:
“Companies doing business in the financial services sector include, but are not limited to, banks, insurance companies, investment banking and brokerage companies, credit finance companies, asset management companies and companies providing other finance-related services.
     In selecting investments, the portfolio manager seeks to identify those companies within the financial services sector with attractive total return potential. The portfolio manager emphasizes companies with solid balance sheets and operating cash flow that supports sustained or increasing dividends and/or share repurchases. Emphasis is placed on companies that the portfolio manager expects to profitably grow cash flows over time. Through fundamental research, financial statement analysis and the use of multiple valuation techniques, the portfolio manager estimates a target price for each stock over a 2-3 year investment horizon. Companies believed to provide the best combination of price appreciation potential, dividend income and risk profile are chosen for inclusion into the fund.”